Organization and principal activities (Details) $ / shares in Units, ¥ in Billions		1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Aug. 07, 2015 USD ($) shares	Sep. 30, 2018 $ / shares shares	Dec. 31, 2017 subsidiary	Mar. 31, 2018 subsidiary	Nov. 30, 2021 CNY (¥)	Dec. 31, 2021	Jun. 30, 2017 CNY (¥)	Jan. 05, 2015	Mar. 31, 2014
Subsidiaries, VIEs and subsidiaries of the VIEs
Equity financing | ¥							¥ 1
IPO | ADS
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares		11,763,478
Issuance of new shares (in dollars per share) | $ / shares		$ 9.50
IPO | Class A ordinary shares
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares		23,526,956
Shenzhen Xiaoying
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's						100.00%
Shenzhen Xiaoying Microcredit Co., Ltd
Subsidiaries, VIEs and subsidiaries of the VIEs
Capital Contribution | ¥					¥ 1
Beijing Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's						100.00%
Shenzhen Tangren
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's						100.00%
Shenzhen Beier
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's						100.00%
Shenzhen Ying Zhong Tong
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's						100.00%
Shenzhen Ying Ai Gou
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's						100.00%
Xiaoying Microcredit
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in variable interest entity's						100.00%
Mr. Tang Yue (Founder and CEO)
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares	40,000,000
Equity interest acquired (in percentage)								50.00%	50.00%
YZT (HK) Limited
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary						100.00%
Beijing WFOE
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary						100.00%
Shenzhen Puhui
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary						100.00%
Shenzhen Xiaoying IT
Subsidiaries, VIEs and subsidiaries of the VIEs
Ownership percentage in subsidiary						100.00%
Unrelated third party investor
Subsidiaries, VIEs and subsidiaries of the VIEs
Issuance of new shares	38,095,238
Issuance of new shares, Consideration | $	$ 60,000,000
Shenzhen Xiaoying | Beijing WFOE
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary			2
Shenzhen Ying Zhong Tong | Shenzhen Puhui
Subsidiaries, VIEs and subsidiaries of the VIEs
Number of subsidiaries acquired | subsidiary				4